Share-Based Payment	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT

NOTE 17 – SHARE-BASED PAYMENT

a)	The 2017 Stock Incentive Plan (the “2017 Plan”)

In November 2017, the Company’s shareholders and Board of Directors (“Board”) approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan. The grants under the 2017 Plan generally have a maximum contractual term of ten years from the date of grant. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

b)	2019 Equity Incentive Plan (the “2019 Plan”)

In April 2019, the Company’s shareholders and Board approved the 2019 Plan. The 2019 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2019 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan. No award was granted under the 2019 Plan.

c)	2021 Equity Incentive Plan (the “2020 Plan”)

In April 2020, the Company’s shareholders and Board approved the 2020 Plan. The 2020 Plan is to cancel the rest of authorized shares not granted under the 2017 and 2019 Plan. The 2020 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2020 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 11,011,663 shares for grants under the 2020 Plan. The grants under the 2020 Plan generally have a maximum contractual term of five years from the date of grant. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

Stock Options

On November 20, 2018, the Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% vest on November 20, 2020, 2021 and 2022, respectively.

On November 27, 2019, the Company granted an aggregate of 775,250 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 27, 2020 and the second, third and fourth 25% vest on November 27, 2021, 2022 and 2023, respectively.

On November 6, 2020, the Company granted an aggregate of 618,839 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 6, 2021 and the second, third and fourth 25% vest on November 6, 2022, 2023 and 2024, respectively.

On August 31, 2021, the Company granted an aggregate of 2,790,300 stock options to key employees and senior executives under the 2020 plan. 200,000 stock options granted to the employees contains service condition, and 2,590,300 stock options granted to the employees and directors contains additional performance condition that the share numbers that will be vested is based on the performance appraisal of the grantees for the year 2022. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on August 31, 2022 and the second, third and fourth 25% vest on August 31, 2023, 2024 and 2025, respectively.

On January 31, 2022, the Company granted an aggregate of 1,300,000 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on January 31, 2023 and the second, third and fourth 25% vest on January 31, 2024, 2025 and 2026, respectively.

The options granted to employees are accounted for as equity awards and measured at their grant date fair value using binomial lattice model. The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $1,196,971, $529,479 and $448,736 were recognized for the years ended June 30, 2022, 2021 and 2020, respectively. The weighted-average grant-date fair value per share of options granted was $1.13 for senior executives and $1.01 for key employees during the year ended June 30, 2022, $1.06 for senior executives and $1.03 for key employees during the year ended June 30, 2021, and $1.03 for senior executives and $1.01 for key employees during the year ended June 30, 2020, respectively.

The assumptions used to value the Company’s stock options grants were as follows:

	For the years ended June 30,
	2022	2021	2020

Expected volatility	40%	41%	43%
Risk-free interest rate	0.71~1.62%	0.36%	1.63%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Forfeited rates	12~19	12~19%	9~10%
Fair market value per common share	$1.92~3.15	$2.89	$5.25

Expected volatilities are based on historical volatilities of the similar public companies’ common shares over the respective expected term of the share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. The exercise multiples are the share price multiples upon which the employees are likely to exercise share options. Fair market value per common share are the market value of the Company’s stocks on the grant date.

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2021	1,430,490	$3.09	$1.35	4.4 years	1,949,145
Granted	4,090,300	$2.36	$1.07
Exercised*	(1,443)	$2.68	$1.02
Forfeited or expired	(833,674)	$2.73	$1.23
Outstanding as of June 30, 2022	4,685,673	$2.52	$1.13	4.1 years	-
Outstanding and exercisable as of June 30, 2022	555,842	$3.34	$1.55		-
Vested and expected to vest as of June 30, 2022	3,167,351	$2.64	$0.15	4.1 years	-

*	During the year ended June 30, 2022, 1,443 share options were exercised and 1,443 common shares were issued.

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in fiscal 2022 and the options’ respective exercise price. Total intrinsic value of options exercised for the year ended June 30, 2022 and 2021 was $1,125 and $57,613, respectively. No options were exercised in fiscal year 2020. The total fair value of options vested during the years ended June 30, 2022, 2021 and 2020 was $505,295, $354,701 and $274,063, respectively.

As of June 30, 2022, there was $1,328,464 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested stock options granted to the Company’s employees and directors. Total unrecognized compensation cost is expected to be recognized over a period of 1.88 years as of June 30, 2022. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Share Units

During the year ended June 30, 2020, the Company granted 613,300 RSUs to key employees and directors and 1,119,750 RSUs to key employees under the 2017 Plan and the 2020 Plan, respectively. 18,700 RSUs granted to the employees under the 2017 Plan fully vest in one year after the grant date, and 594,600 RSUs granted to the employees and directors under the 2017 Plan fully vest on the grant date. 1,073,700 RSUs granted to key employees under the 2020 Plan fully vest on the grant date, and 46,050 RSUs to key employees under the 2020 Plan fully vest on specified date within two years.

During the year ended June 30, 2021, the Company granted 1,362,370 RSUs to key employees under the 2020 Plan. The RSUs granted to the employees fully vest on specified date within two years.

During the year ended June 30, 2022, the Company granted 2,519,600 RSUs to key employees under the 2020 Plan. The RSUs granted to the employees fully vest on specified date within four years.

The weighted-average fair value per share is determined as the closing stock price at the grant date.

The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $5,987,891, $4,599,217 and $3,555,344 was recognized for the years ended June 30, 2022, 2021 and 2020, respectively.

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2021	52,650	$3.16
Granted	2,519,600	$2.52
Vested	(2,370,650)	$2.48
Forfeited or expired	(5,400)	$3.15
Outstanding as of June 30, 2022	196,200	$3.10

As of June 30, 2022, there was $289,321 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested, service-based RSUs granted to the Company’s employees and directors. The RSUs are expected to be recognized over a weighted-average period of 1.86 years. The total fair value of the restricted share units vested was $4,617,882, $5,338,069 and $4,702,325 during the year ended June 30, 2022, 2021 and 2020, respectively. The weighted-average grant-date fair value per share of RSUs granted was $2.52, $3.34 and $2.32 during the year ended June 30, 2022, 2021 and 2020, respectively.

The following table summarizes the total share-based compensation expense recognized by the Company:

	2022	2021	2020
Cost of revenues	$36,906	$8,403	$12,448
Selling and marketing expenses	165,209	122,087	201,168
General and administrative expenses	6,982,747	4,998,206	3,790,464
Total	$7,184,862	$5,128,696	$4,004,080